Business combination (Details 2)					1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2010 Xinbaoyuan and Baohong CNY installment	Dec. 31, 2013 Xinbaoyuan and Baohong CNY	Jul. 31, 2011 Xinbaoyuan and Baohong CNY	Jul. 31, 2010 Xinbaoyuan and Baohong TV series right CNY	Jul. 31, 2010 Xinbaoyuan and Baohong Others CNY
Business combination disclosures
Purchase price of business acquired					192,300,000
Percentage of voting interests acquired					55.00%
Consideration paid in cash					110,000,000
Amount of contingent consideration					82,300,000
Number of installments for contingent consideration payment					4
Allocation of purchase price
Identifiable intangible assets								51,609,000	10,060,000
Other identifiable tangible assets and liabilities					10,785,000
Identifiable net assets acquired					72,454,000
Cash consideration					110,000,000
Contingent consideration					79,810,000
Noncontrolling interest at fair value					104,350,000
Goodwill	84,455,933	511,270,880	408,829,417	466,328,513	221,706,000
Weighted average amortization period at the acquisition date									5 years 3 months
Goodwill measurement period adjustment						0
Contingent consideration paid							54,750,000